owners' equity	12 Months Ended
Dec. 31, 2022
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

As at December 31	2022		2021
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at December 31, 2022, approximately 39 million Common Shares were reserved for issuance from Treasury under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 16 million Common Shares were reserved for issuance from Treasury under a restricted share unit plan (see Note 14(b)); and approximately 93 million Common Shares were reserved for issuance from Treasury under a share option plan (see Note 14(d)).

(b)	Purchase of TELUS Corporation Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In June 2022, we received approval for a normal course issuer bid to purchase and cancel up to 10 million of our Common Shares (up to a maximum amount of $250 million) from June 6, 2022, to June 5, 2023.

(c)Subsidiary with significant non-controlling interest

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations with principal places of business in Asia, Central America, Europe and North America.

Changes in interests and amounts during the years ended December 31, 2022 and 2021, and which are reflected in the Consolidated statement of changes in owners’ equity, are set out in the following table.

	Economic interest [1]		Voting interest [1]
Years ended December 31	2022	2021	2022	2021
Interest in TELUS International (Cda) Inc., beginning of period	55.1%	62.6%	70.9%	62.6%
Effect of
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc.	—	(4.6)	—	1.7
Secondary offerings of TELUS International (Cda) Inc. subordinate voting shares by:
TELUS Corporation	—	(2.8)	—	(1.2)
Non-controlling interests [2]	—	—	—	7.8
TELUS Corporation acquisition of shares from non-controlling interests [3]	1.6	—	1.5	—
Share-based compensation and other	(0.1)	(0.1)	—	—
Interest in TELUS International (Cda) Inc., end of period [4]	56.6%	55.1%	72.4%	70.9%

1	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests subsequent to the initial public offering differ.
2	Multiple voting shares held by one non-controlling shareholder were automatically converted into subordinate voting shares in conjunction with secondary offerings, and this conversion had the effect of increasing our voting interest.
3	Acquisition of shares from non-controlling interests for $123 million, of which $86 million was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.
4	Subsequent to December 31, 2022, TELUS International (Cda) Inc. issued subordinate voting shares, as set out in Note 18(d), that had the effect of changing our economic interest to 55.3% and our voting interest to 72.2%.

In February 2021, TELUS International (Cda) Inc. made an initial public offering of subordinate voting shares; both TELUS Corporation and a non-controlling shareholder of TELUS International (Cda) Inc. individually also offered subordinate voting shares in conjunction with the initial public offering. In September 2021, non-controlling shareholders of TELUS International (Cda) Inc. individually offered subordinate voting shares in a secondary offering. Changes in the ownership interests of our TELUS International (Cda) Inc. subsidiary during the year ended December 31, 2021, are set out in the following table.

	Effects of initial public offering and secondary
	offering on recorded amounts of owners’ equity
	Net cash	Income
Year ended December 31, 2021 (millions)	proceeds	taxes	Net	Other	Total
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc.	$630	$(10)	$640
Secondary offering of TELUS International (Cda) Inc. subordinate voting shares by TELUS Corporation	197	4	193
	$827	$(6)	$833
Contributed surplus			$440	$(10)	$430
Non-controlling interests			393	1	394
			$833	$(9)	$824

Summarized financial information

Summarized financial information of our TELUS International (Cda) Inc. subsidiary is set out in the following table.

As at, or for the years ended, December 31 (millions) [1]	2022	2021
Statement of financial position
Current assets	$926	$874
Non-current assets	$3,875	$3,804
Current liabilities	$733	$1,098
Non-current liabilities	$1,581	$1,475
Statement of income and other comprehensive income
Revenue and other income	$3,214	$2,754
Net income	$235	$99
Comprehensive income	$327	$22
Statement of cash flows
Cash provided by operating activities	$519	$331
Cash used by investing activities	$(156)	$(137)
Cash used by financing activities	$(342)	$(235)

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.